ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	21,970,014	21,984,831
Series Fifteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,864,025	3,866,567
Series Sixteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	5,420,277	5,424,435
Series Seventeen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,992,087	4,997,629
Series Eighteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,615,200	3,616,200
Series Nineteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,078,425	4,080,000